Other Assets (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 29, 2014	Dec. 31, 2013
Other Assets Details Narrative
Other Assets	$ 4,237,124		$ 127,500
Security purchase agreement	2,601,684	2,601,684
Sale of equipment loans receivable	1,090,240
Lease transfers	306,135
Preferred Shares		2,615,292
Income	$ 13,608